PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2020	2019
Vehicles	$198,974	$186,102
Machine	6,594	6,167
Furniture	46,110	43,127
Leasehold improvement	115,145	107,696
Building	182,378	170,580
Less: accumulated depreciation	(318,983)	(205,744)
Property and equipment, net	$230,218	$307,928

Depreciation expense was $87,717, $93,009 and $68,056, respectively, for the years ended December 31, 2020, 2019 and 2018.